Related Party Transactions - Summary of Activity for Related Party Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Balance at beginning of year	$ 8,369	$ 9,551
New loans	11,097	15,690
Repayments	14,145	16,872
Balance at end of year	$ 5,321	$ 8,369